INCOME TAXES - Deferred Tax Assets & Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Federal and state income tax credits	$ 33,837	$ 21,279
Net operating loss carryforward	245,014	132,471
Start-up costs capitalized	1,454	1,490
Stock-based compensation	12,645	8,260
Finance lease liability	680	3,718
Property, plant and equipment, net	0	4,069
Accrued expenses and other	802	0
Total deferred tax assets	294,432	171,287
Valuation allowance	(291,222)	(162,496)
Deferred tax assets, net of valuation allowance	3,210	8,791
Deferred tax liabilities:
Intangible assets	(2,116)	(1,020)
Finance lease asset	(666)	(7,786)
Property, plant and equipment, net	(439)	0
Accrued expenses and other	0	7
Total deferred tax liabilities	(3,221)	(8,799)
Deferred tax liabilities, net	$ (11)	$ (8)